Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Loans receivable, net
Schedule of loans receivable, net

	As of December 31
	2020	2021
	RMB	RMB

Loans receivable	3,024,661	5,248,804
Allowance for credit losses	(146,432)	(604,506)
Loans receivable, net	2,878,229	4,644,298

Schedule of movement of the allowances for credit losses

	For the Year Ended December 31
	2020	2021
	RMB	RMB

Beginning balance prior to ASC 326	(100,643)	(146,432)
Impact of adoption of ASC 326	(50,569)	—
Balance at beginning of the year	(151,212)	(146,432)
Provision	(153,560)	(557,129)
Write‑offs	158,340	99,055
Balance at end of the year	(146,432)	(604,506)

Schedule of aging analysis of loans receivable by due date

	Past Due
				91 Days
				or	Total Past
	1‑30 Days	31‑60 Days	61‑90 Days	Greater	Due	Current	Total
As of December 31, 2020	22,056	14,537	10,701	33,909	81,203	2,943,458	3,024,661
As of December 31, 2021	75,785	59,394	51,035	200,759	386,973	4,861,831	5,248,804